Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 9,926,000	$ 11,482,000
Interest-bearing deposits in other banks	4,260,000	11,440,000
Total cash and cash equivalents	14,186,000	22,922,000
SECURITIES, available-for-sale	190,205,000	182,929,000
RESTRICTED BANK STOCK, at cost	4,830,000	4,830,000
CERTIFICATES OF DEPOSIT, at cost	1,494,000	1,992,000
LOANS HELD FOR SALE	1,510,000	347,000
LOANS & LEASES	376,086,000	354,250,000
Less allowance for loan and lease losses	3,345,000	3,834,000
Net loans & leases	372,741,000	350,416,000
PREMISES AND EQUIPMENT, net	13,395,000	12,049,000
GOODWILL	10,072,000	10,072,000
CORE DEPOSIT INTANGIBLE ASSETS, net	766,000	903,000
CASH SURRENDER VALUE OF LIFE INSURANCE	17,351,000	16,834,000
OTHER REAL ESTATE OWNED	578,000	173,000
OTHER ASSETS, including accrued interest receivable	5,991,000	5,198,000
Total Assets	633,119,000	608,665,000
Deposits:
Non-interest bearing	98,134,000	93,476,000
Interest-bearing	426,546,000	424,943,000
Total deposits	524,680,000	518,419,000
Other borrowings, Carrying amount	18,774,000	2,118,000
Junior subordinated deferrable interest debentures, Carrying amount	12,806,000	12,773,000
Other liabilities	4,301,000	3,794,000
Total liabilities	560,561,000	537,104,000
SHAREHOLDERS' EQUITY
Common stock, stated value $1.00, authorized 10,000,000 shares; issued 3,760,557 shares	3,761,000	3,761,000
Surplus	14,674,000	14,669,000
Retained earnings	62,717,000	58,642,000
Accumulated other comprehensive income	(866,000)	1,397,000
Treasury stock, at cost, 490,040 shares at December 31, 2016 and 451,218 shares at December 31, 2015	(7,728,000)	(6,908,000)
Total shareholders' equity	72,558,000	71,561,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 633,119,000	$ 608,665,000